                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Clarus Capital Group Management LP
            ------------------------------------------
Address:    237 Park Avenue Suite 900
            ------------------------------------------
            New York NY 10017
            ------------------------------------------

            ------------------------------------------

 Form 13F File Number: 28-12159
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ephraim Fields
          --------------------------------------------
Title:    Authorized Signatory
          --------------------------------------------
Phone:    212 808 7330
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ephraim Fields     New York, NY                            November 13, 2007
---------------------  --------------------------------------  -----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number       Name

         28-11898                   First New York Securities L.L.C.
         ----------------           -----------------------------------------

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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 44
                                              -----------------------

Form 13F Information Table Value Total:           $ 100955
                                              -----------------------
                                                    (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.         Form 13F File Number       Name


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
COLUMN 1                         COLUMN 2          COLUMN 3   COLUMN 4         COLIMN 5     COLUMN 6   COLUMN 7       COLUMN 8
                                                              VALUE     SHRS OR  SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x1000)   PRN AMT  PRN  CALL  DESCRETION MANAGERS SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADAMS EXPRESS CO                 COM               006212104    2483     166100  SH         SOLE                 166100
ALTRIA GROUP INC                 COM               02209S103    4733      68075  SH         SOLE                  68075
ASSOCIATED ESTATES REALTY CORP   COM               045604105    1149      88100  SH         SOLE                  88100
BENIHANA INC                     COM               082047101     444      25768  SH         SOLE                  25768
BENIHANA INC-CL A                CL A              082047200     665      38430  SH         SOLE                  38430
BOB EVANS FARMS INC              COM               096761101    1447      47962  SH         SOLE                  47962
CHAMPPS ENTERTAINMENT INC        COM               158787101     935     168502  SH         SOLE                 168502
CLEARPOINT BUSINESS RESOURCES    COM               185061108    1780     446237  SH         SOLE                 446237
COMPASS DIVERSIFIED TRUST SHS    SH BEN INT        20451Q104   12863     800921  SH         SOLE                 800921
DIEDRICH COFFEE INC              COM NEW           253675201     610     164862  SH         SOLE                 164862
DOMINOS PIZZA INC                COM               25754A201     204      12300  SH         SOLE                  12300
E COM VENTURES INC               COM NEW           26830K205    1670      68177  SH         SOLE                  68177
GABELLI GLOBAL MULTIMEDIA        COM               36239Q109    2850     206131  SH         SOLE                 206131
GRUPO TMM S A DE CV              SP ADR A SHS      40051D105      81      25600  SH         SOLE                  25600
H&E EQUIPMENT SERVICES INC       COM               404030108     512      28500  SH         SOLE                  28500
HARBOR ACQUISITION CORP          CL A              41145X107     560     100000  SH         SOLE                 100000
HERBALIFE LTD                    COM USD SHS       G4412G101     455      10000  SH         SOLE                  10000
HERCULES TECHNOLOGY GROWTH       COM               427096508   12092     911237  SH         SOLE                 911237
INLAND REAL ESTATE CORP          COM NEW           457461200    1303      84100  SH         SOLE                  84100
INNOSPEC INC                     COM               45768S105     360      15802  SH         SOLE                  15802
KEY TECHNOLOGY INC               COM               493143101    2527      83951  SH         SOLE                  83951
KOHLBERG CAPITAL CORP            COM               500233101     937      62221  SH         SOLE                  62221
LODGIAN INC                      COM PAR $.01      54021P403     625      53000  SH         SOLE                  53000
MEXICAN RESTAURANTS INC          COM               59283R104     898     120719  SH         SOLE                 120719
MTS SYSTEMS CORP                 COM               553777103     409       9823  SH         SOLE                   9823
NGP CAPITAL RESOURCES COMPANY    COM               62912R107    1840     113359  SH         SOLE                 113359
OVERHILL FARMS INC               COM               690212105     137      39696  SH         SOLE                  39696
PARLUX FRAGRANCES INC            COM               701645103     239      61480  SH         SOLE                  61480
PATRIOT CAPITAL FUNDING INC      COM               70335Y104    2214     165558  SH         SOLE                 165558
PINNACLE AIRLINES CORP           COM               723443107     219      13662  SH         SOLE                  13662
PROSPECT ENERGY CORPORATION      COM               74348T102     946      55580  SH         SOLE                  55580
RICKS CABARET INTL INC COM NEW   COM NEW           765641303     754      64783  SH         SOLE                  64783
SUPERTEL HOSPITALITY INC         COM               868526104    7949    1054269  SH         SOLE                1054269
SUPREME INDUSTRIES INC-CL A      CL A              868607102     378      53600  SH         SOLE                  53600
TRI-CONTINENTAL CORP             COM               895436103    2320      95675  SH         SOLE                  95675
TRIMAS CORP NEW                  COM NEW           896215209    1124      84716  SH         SOLE                  84716
TWIN DISC INC                    COM               901476101   14133     242834  SH         SOLE                 242834
VCG HLDGS CORP                   COM               91821K101   14561    1683333  SH         SOLE                1683333
VESTIN REALTY MORTGAGE II INC    COM               92549X102     631     128300  SH         SOLE                 128300
WARNER CHILCOTT PLC              COM CL A          G9435N108     293      16461  SH         SOLE                  16461
WINTROP REALTY TRUST INC SHS OF  SH BEN INT        976391102     473      70310  SH         SOLE                  70310
WTS HARBOR ACQUISITION CORP      W EXP 04/25/2011  41145X115      46     200000  SH         SOLE                 200000
WTS INFORMATION SERVICES GROUP   W EXP 01/31/2011  45675Y112      84     114500  SH         SOLE                 114500
WTS UNION STREET ACQ CORP        W EXP 02/05/2011  908536113      22      33000  SH         SOLE                  33000
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